Document and Entity Information	0 Months Ended
Sep. 13, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 13, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Sep. 13, 2013
Document Effective Date	Sep. 13, 2013
Prospectus Date	May 31, 2013
FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Conservative Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX ETF Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	UNBOX
FundX ETF Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	REMIX
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk/Return:
Trading Symbol	TACTX
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:
Trading Symbol	TOTLX